Cover	Nov. 22, 2021
Cover [Abstract]
Entity Registrant Name	UNRIVALED BRANDS, INC.
Entity Central Index Key	0001451512
Document Type	8-K/A
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 22, 2021
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54258
Entity Tax Identification Number	26-3062661
Entity Address Address Line 1	3242 S. Halladay St.
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Santa Ana
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92705
Local Phone Number	909-5564
City Area Code	888